PROPERTY, PLANT AND EQUIPMENT - Property Types (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	CAD 11,331
Property, plant and equipment, ending balance	13,546	CAD 11,331
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	13,039	10,728
Additions and transfers	1,900	1,808
Acquisition	612	522
Change in decommissioning provision	42	30
Disposals and other	(17)	(49)
Property, plant and equipment, ending balance	15,576	13,039
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,708	1,474
Depreciation	334	247
Disposals and other	(12)	(13)
Property, plant and equipment, ending balance	2,030	1,708
Land and Land Rights
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	211
Property, plant and equipment, ending balance	320	211
Land and Land Rights | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	218	149
Additions and transfers	70	69
Acquisition	41
Change in decommissioning provision	0
Disposals and other	0
Property, plant and equipment, ending balance	329	218
Land and Land Rights | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	7	6
Depreciation	2	1
Disposals and other
Property, plant and equipment, ending balance	9	7
Pipelines
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,287
Property, plant and equipment, ending balance	5,554	3,287
Pipelines | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,253	3,882
Additions and transfers	1,895	211
Acquisition	448	100
Change in decommissioning provision	63	61
Disposals and other	(9)	(1)
Property, plant and equipment, ending balance	6,650	4,253
Pipelines | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	966	928
Depreciation	136	41
Disposals and other	(6)	(3)
Property, plant and equipment, ending balance	1,096	966
Facilities and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,939
Property, plant and equipment, ending balance	5,994	4,939
Facilities and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,514	4,076
Additions and transfers	1,230	1,116
Acquisition		391
Change in decommissioning provision	(21)	(31)
Disposals and other	(8)	(38)
Property, plant and equipment, ending balance	6,715	5,514
Facilities and Equipment | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	575	420
Depreciation	148	160
Disposals and other	(2)	(5)
Property, plant and equipment, ending balance	721	575
Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	929
Property, plant and equipment, ending balance	1,019	929
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,089	900
Additions and transfers	133	168
Acquisition		20
Change in decommissioning provision	0
Disposals and other	1	1
Property, plant and equipment, ending balance	1,223	1,089
Other | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	160	120
Depreciation	48	45
Disposals and other	(4)	(5)
Property, plant and equipment, ending balance	204	160
Assets Under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,965
Property, plant and equipment, ending balance	659	1,965
Assets Under Construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,965	1,721
Additions and transfers	(1,428)	244
Acquisition	123	11
Change in decommissioning provision	0
Disposals and other	(1)	(11)
Property, plant and equipment, ending balance	659	1,965
Assets Under Construction | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Depreciation	0
Disposals and other	0
Property, plant and equipment, ending balance	CAD 0	CAD 0